As filed with the U.S. Securities and Exchange Commission on January 29, 2021

File No. 333-239440
File No. 811-23580
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 3	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 7
 (Check appropriate box or boxes.)
DIMENSIONAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)  (Zip Code)
Registrant’s Telephone Number, including Area Code (512) 306-7400
Catherine L. Newell, Esquire
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
It is proposed that this filing will become effective (check appropriate box):
[   ] immediately upon filing pursuant to paragraph (b)
[X] on February 28, 2021 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on [Date] pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on [Date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Titles of Securities Being Registered:

Dimensional U.S. Equity ETF
Dimensional U.S. Small Cap ETF
Dimensional U.S. Targeted Value ETF
Dimensional U.S. Core Equity 2 ETF
Dimensional International Value ETF
Dimensional World ex U.S. Core Equity 2 ETF

This Post-Effective Amendment Nos. 3/7 to Registration File Nos. 333-239440/811-23580 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.
PART A – Prospectus relating to the Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF series of shares*

4.
PART B – Statement of Additional Information relating to the Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF series of shares*

5.	PART C – Other Information

6.	SIGNATURES

*
The Prospectus and Statement of Additional Information relating to the shares of the Portfolios are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment Nos. 2/6 to the Registration Statement of the Registrant, which was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) on November 17, 2020 (Accession Number 0001794202-20-000482).

EXPLANATORY NOTE

Post-Effective Amendment Nos. 2/6 (“PEA 2/6”) was filed with the U.S. Securities and Exchange Commission (“SEC”) via the EDGAR system pursuant to Rule 485(a)(2) on November 17, 2020 (Accession Number 0001794202-20-000482) to be effective 75 days after filing.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment Nos. 3/7 (“PEA 3/7”)  to the Registration Statement for the Dimensional ETF Trust (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA 2/6 relating to the Dimensional U.S. Equity ETF, Dimensional U.S. Small Cap ETF, Dimensional U.S. Targeted Value ETF, Dimensional U.S. Core Equity 2 ETF, Dimensional International Value ETF, and Dimensional World ex U.S. Core Equity 2 ETF series of the Registrant (the “Portfolios”). This PEA 3/7 relates only to the Portfolios and does not otherwise delete, amend, or supersede any information relating to any other series of the Registrant.

Accordingly, the prospectus and statement of additional information of the Registrant as filed in PEA 2/6 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 3/7 is being filed for the sole purpose of designating February 28, 2021 as the new date upon which PEA 2/6 shall become effective.

DIMENSIONAL ETF TRUST

PART C

OTHER INFORMATION

ITEM 28.  EXHIBITS.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

(a) Charter.

(i)	Certificate of Trust dated June 12, 2020, previously filed as Exhibit EX-28.a.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(ii)	Agreement and Declaration of Trust dated June 16, 2020, previously filed as Exhibit EX-28.a.ii with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(a)
Amendment No.1 to Agreement and Declaration of Trust dated October 30, 2020, previously filed as Exhibit EX-28.a.ii.a with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(b)
Amendment No.2 to Agreement and Declaration of Trust dated November 9, 2020, previously filed as Exhibit EX-28.a.ii.b with the Trust's registration statement on November 9, 2020, is hereby incorporated by reference.

(b) By-laws.

(i)	By-Laws effective as of June 16, 2020, previously filed as Exhibit EX-28.b.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders.

(i)   Agreement and Declaration of Trust.
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions
(e)	Article X, Miscellaneous

(ii)   By-Laws.
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports
(c) Article VII, General Matters
(d) Article VIII, Amendments

(iii)    Part B, Statement of Additional Information – Item 22.

(d) Investment Advisory Contracts.

(i)   Investment Management Agreements.

(1)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF

(2)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(3)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28. with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(4)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.4 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional U.S. Targeted Value ETF

(5)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.5 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional U.S. Equity ETF

(6)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.6 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional U.S. Core Equity 2 ETF

(7)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.7 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference,  re: the:

* Dimensional International Value ETF

(8)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.8 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(9)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.9 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional U.S. Small Cap ETF

(ii)   Sub-Advisory Agreements.

(1)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(2)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.2 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(3)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.3 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(4)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.4 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(5)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.6 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(6)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.8 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(7)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.5 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(8)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.7 with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(e) Underwriting Contracts.

(i)
Form of Distribution Agreement between the Registrant and DFA Securities LLC, previously filed as Exhibit EX-28.e.i with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference.

(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit EX-28.e.ii with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.
 Not Applicable.

(g) Custodian Agreements.

(i)
Form of Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A., previously filed as Exhibit EX-28.g.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(h) Other Material Contracts.

(i)
Form of Administration and Transfer Agency Services Agreement between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A., previously filed as Exhibit EX-28.h.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(ii)
Form of Fund Services Agreement between the Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.h.ii with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(iii)
Form of Fee Waiver and Expense Assumption Agreement between the Registrant, on behalf of Dimensional U.S. Equity ETF, Dimensional U.S. Core Equity 2 ETF and Dimensional World ex U.S. Core Equity 2 ETF, and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.h.iii with the Trust's registration statement on November 17, 2020, is hereby incorporated by reference.

(i) Legal Opinion

(i)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, previously filed as Exhibit EX-28.i.i with the Trust's registration statement on November 9, 2020, is hereby incorporated by reference.

(j) Other Opinions

(i)	Consent of Independent Registered Public Accounting Firm, previously filed as Exhibit EX-28.j.i with the Trust's registration statement on November 9, 2020, is hereby incorporated by reference.

(k) Omitted Financial Statements
Not Applicable.

(l) Initial Capital Agreements.

(i)
Purchase Agreement between Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.l.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(m) Rule 12b-1 Plan

(i)
Form of Distribution and Service Plan between the Registrant and DFA Securities LLC, previously filed as Exhibit EX-28.m.i with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF;
* Dimensional International Core Equity Market ETF; and
* Dimensional Emerging Core Equity Market ETF.

(n) Rule 18f-3 Plan.
Not Applicable.

(p) Code of Ethics

(i)
Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter, previously filed as Exhibit EX-28.p.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(q) Power of Attorney

(i)
On behalf of the Registrant, Power-of-Attorney dated as of June 25, 2020 appointing David G. Booth, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon, Gerard K. O’Reilly, David P. Butler, Carolyn L. O, Lisa M. Dallmer, Joy L. Lopez, Ryan P. Buechner and James J. Taylor as attorneys-in-fact to David G. Booth, David P. Butler, George M. Constantinides, Roger G. Ibbotson, Darrell Duffie, Edward P. Lazear, Gerard K. O’Reilly, Myron S. Scholes, Abbie J. Smith, Douglas W. Diamond, Ingrid M. Werner and Catherine L. Newell previously filed as Exhibit EX-28.q.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(ii)	Certified Resolution Regarding Powers of Attorney previously filed as Exhibit EX-28.q.ii with the Trust's registration statement on August 24, 2020, is hereby incorporated by reference.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None

ITEM 30.  INDEMNIFICATION.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to the trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

(a) Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for four other registered open-end investment companies, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b) The Sub-Advisor for the Dimensional Emerging Core Equity Market ETF, Dimensional International Core Equity Market ETF, Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c) The Sub-Advisor for the Dimensional Emerging Core Equity Market ETF, Dimensional International Core Equity Market ETF, Dimensional International Value ETF and Dimensional World ex U.S. Core Equity 2 ETF, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA Australia has its principal place of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.  PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Ryan P. Buechner	Vice President	Vice President and Assistant Secretary
David P. Butler	Co-Chief Executive Officer	Co-Chief Executive Officer
Stephen A. Clark	Executive Vice President	Executive Vice President
Randy C. Olson	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
Lisa M. Dallmer	Vice President	Vice President, Chief Financial Officer, and Treasurer
Bernard J. Grzelak	Vice President, Chief Financial Officer, and Treasurer	Not Applicable
Jeff J. Jeon	Vice President	Vice President
Joy L. Lopez	Vice President	Vice President and Assistant Treasurer
Kenneth M. Manell	Vice President	Vice President
Catherine L. Newell	Executive Vice President, Secretary and General Counsel	President and General Counsel
Carolyn L. O	Vice President	Vice President and Secretary
Gerard K. O'Reilly	Co-Chief Executive Officer and Chief Investment Officer	Co-Chief Executive Officer and Chief Investment Officer
James J. Taylor	Vice President	Vice President and Assistant Treasurer
David G. Booth	Executive Chairman	Chairman and Director
Dimensional Fund Advisors LP	Sole Member	Not Applicable

(c) Not applicable

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS.

Name	Address
Dimensional ETF Trust	6300 Bee Cave Road, Building One Austin, TX 78746
Citibank, N.A.	111 Wall Street New York, New York 10005
Citi Fund Services Ohio, Inc.	400 Easton Commons, Suite 200, Columbus, Ohio 43219

ITEM 34.	MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 35.	UNDERTAKINGS.

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 3/7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 29th day of January, 2021.

DIMENSIONAL ETF TRUST
(Registrant)

By:     /s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ David G. Booth*	Trustee and Chairman	January 29, 2021
David G. Booth

/s/ Gerard K. O’Reilly*	Co-Chief Executive Officer and	January 29, 2021
Gerard K. O’Reilly	Chief Investment Officer

/s/ David P. Butler*	Co-Chief Executive Officer	January 29, 2021
David P. Butler

/s/ Lisa M. Dallmer*	Chief Financial Officer (Principal Financial Officer),	January 29, 2021
Lisa M. Dallmer	Treasurer (Principal Accounting Officer) and Vice President

/s/ George M. Constantinides*	Trustee	January 29, 2021
George M. Constantinides

/s/ Douglas W. Diamond*	Trustee	January 29, 2021
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	January 29, 2021
Darrell Duffie

/s/ Roger G. Ibbotson*	Trustee	January 29, 2021
Roger G. Ibbotson

/s/ Myron S. Scholes*	Trustee	January 29, 2021
Myron S. Scholes

/s/ Abbie J. Smith*	Trustee	January 29, 2021
Abbie J. Smith

/s/ Ingrid M. Werner*	Trustee	January 29, 2021
Ingrid M. Werner

* By:   /s/ Ryan P. Buechner
Ryan P. Buechner
Attorney-in-Fact (Pursuant to a Power of Attorney)

DIMENSIONAL ETF TRUST
REGISTRATION STATEMENT

EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION
No exhibits to be filed.